Summary of significant accounting policies	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Summary of significant accounting polcies
Summary of significant accounting policies:

Principles of Consolidation and Basis of Presentation:

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and include the accounts of the Company and entities in which it has a controlling financial interest. Those entities include the Company's 51.0% joint venture, American DG New York, LLC, or ADGNY, and its 48.0% owned subsidiary EuroSite Power Inc., or EuroSite Power.

The interests in underlying energy system projects in ADGNY vary between the Company and its joint venture partner. As the controlling partner, all major decisions in ADGNY are made by the Company according to the joint venture agreement. Distributions, however, are made based on the economic ownership. The economic ownership is calculated by the amount invested by the Company and the noncontrolling partner in each site. Each quarter, the Company calculates a year-to-date profit/loss for each site that is part of ADGNY and the noncontrolling interest percent ownership in each site is applied to determine the noncontrolling interest share in the profit/loss. The Company follows the same calculation regarding available cash and a cash distribution is made to the noncontrolling interest partner each quarter. On the Company’s balance sheet, noncontrolling interest represents the joint venture partner’s investment in ADGNY, plus its share of after tax profits less any cash distributions. The Company owned a controlling 51.0% legal interest and had a 51.0% economic interest in ADGNY as of December 31, 2015.

As of December 31, 2015 and 2014, the Company owned a 48.0% and a 50.1%, interest in EuroSite Power, respectively, and has consolidated EuroSite Power into its financial statements in both years in accordance with GAAP, as discussed below.

The Company has consolidated the operating results and financial position of EuroSite Power as it has determined it has a controlling financial interest in EuroSite Power. This determination was based on application of the variable interest entity (VIE) model which determines whether a controlling financial interest exists by other than majority voting ownership. In applying the VIE model, the Company considered the explicit and implicit variable interests which exist in EuroSite Power including its own and its ability to direct the activities of EuroSite Power which most significantly effect it’s economic performance and the Company’s obligation to absorb the expected losses of EuroSite Power.  In addition to its equity ownership in EuroSite Power, the Company has an implicit variable interest in EuroSite Power through its guarantee of the long-term convertible indebtedness of EuroSite Power. This results in the Company’s voting ownership being disproportional to its obligation to absorb the expected losses of EuroSite Power. This combined with the fact that substantially all of EuroSite Power’s  activities either involve or are conducted on behalf of the Company results in EuroSite Power being considered a VIE.

The Company’s level of ownership results in the Company’s ability to control the activities which most significantly effect the economic performance of EuroSite Power. This combined with the Company’s obligation to absorb losses which could be significant to EuroSite Power qualify the Company as the primary beneficiary of EuroSite Power. As the primary beneficiary of a VIE, the Company is required to consolidate the operating results and financial position of the VIE.

The Company provides a guarantee with respect to the outstanding third party convertible indebtedness under EuroSite Power’s convertible debentures which it was not contractually obligated to provide. The Company also helps facilitate and assists EuroSite Power in obtaining additional sources of financing.

The Company’s operations are comprised of one business segment. The Company’s business is selling energy in the form of electricity, heat, hot water and cooling to its customers under long-term sales agreements. The Company’s continuing revenue is generated in and the Company's long-lived assets are located in the United States of America. Amounts reflected in these consolidated financial statements as relating to discontinued operations were generated in or are primarily located in the United Kingdom.

The Company has experienced total net losses since inception of approximately $40.6 million. For the foreseeable future, the Company expects to experience continuing operating losses and negative cash flows from operations as its management executes the current business plan. The Company believes that its existing resources, including cash and cash equivalents and future cash flow from operations, are sufficient to meet the working capital requirements of its existing business for the foreseeable future, including the next twelve months; however, as the Company continues to grow its business by adding more energy systems, the cash requirements will increase. Beyond December 2, 2017, the Company may need to raise additional capital through a debt financing or an equity offering to meet its operating and capital needs. There can be no assurance, however, that the Company will be successful in its fundraising efforts or that additional funds will be available on acceptable terms, if at all. If the Company is unable to raise additional capital in 2017 it may need to terminate certain of its employees and adjust its current business plan. Financial considerations may cause the Company to modify planned deployment of new energy systems and may decide to suspend installations until it is able to secure additional working capital. The Company will evaluate possible acquisitions of, or investments in, businesses, technologies and products that are complementary to its business; however, the Company is not currently engaged in such discussions.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Revenue from energy contracts is recognized when electricity, heat, and chilled water is produced by the cogeneration systems on-site. The Company bills each month based on various meter readings installed at each site. The amount of energy produced by on-site energy systems is invoiced, as determined by a contractually defined formula. Under certain energy contracts, the customer directly acquires the fuel to power the systems and receives credit for that expense from the Company. The credit is recorded as a cost of sale. Revenues from operations, including shared savings are recorded when provided and verified. Maintenance service revenue is recognized over the term of the agreement and is billed on a monthly basis in arrears.

As a byproduct of the energy business, in some cases, the customer may choose to own the energy system rather than have it owned by American DG Energy. In this case, the Company accounts for revenue, or turnkey revenue, and costs using the percentage-of-completion method of accounting. Under the percentage-of-completion method of accounting, revenues are recognized by applying percentages of completion to the total estimated revenues for the respective contracts. Costs are recognized as incurred. The percentages of completion are determined by relating the actual cost of work performed to date to the current estimated total cost at completion of the respective contracts. When the estimate on a contract indicates a loss, the Company records the entire expected loss, regardless of the percentage of completion. The excess of contract costs and profit recognized to date on the percentage-of-completion accounting method in excess of billings is recorded as unbilled revenue. Billings in excess of related costs and estimated earnings is recorded as deferred revenue.

Customers may buy out their long-term obligation under energy contracts and purchase the underlying equipment from the Company. Any resulting gain on these transactions is recognized over the payment period in the accompanying consolidated statements of operations.

The Company is able to participate in certain energy related programs and receive payments due to the availability of its energy systems. These programs provide incentive payments for either the reduction of electricity usage or the increase in electricity production during periods of peak usage throughout a utility territory. For the years ended December 31, 2015 and 2014, the revenue recognized by ADGE from these programs was $137,896 and $247,518, respectively.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company has cash balances in certain financial institutions in amounts which occasionally exceed current federal deposit insurance limits. The financial stability of these institutions is continually reviewed by senior management. The Company believes it is not exposed to any significant credit risk on cash and cash equivalents.

Concentration and Credit Risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist of highly liquid cash equivalents and trade receivables. The Company’s cash equivalents are placed with certain financial institutions and issuers. As of December 31, 2015, the Company had a balance of $3,981,044 in cash and cash equivalents that exceeded the Federal Deposit Insurance Corporation limit.

During the years ended December 31, 2015 and 2014, one customer accounted for 18.0% and 13.0% of revenue, respectively.

Accounts Receivable

The Company maintains receivable balances primarily with customers located throughout New York, New Jersey and the United Kingdom. The Company reviews its customers’ credit history before extending credit and generally does not require collateral. An allowance for doubtful accounts is established based upon factors surrounding the credit risk of specific customers, historical trends and other information. Generally, such losses have been within management’s expectations. Bad debt is written off against the allowance for doubtful accounts when identified.

At December 31, 2015 and 2014, the allowance for doubtful accounts was $155,000 and $112,000, respectively. Included in accounts receivable are amounts from four major customers accounting for approximately 45.6% and 31.1% of total accounts receivable as of December 31, 2015 and 2014, respectively.

Inventory

Inventories, which consisted of finished goods, are stated at the lower of cost or market, valued on a first-in, first-out basis. Inventory is reviewed periodically for slow-moving and obsolete items. As of December 31, 2015 and 2014 the inventory reserve was $9,750 and $0, respectively.

Supply Concentrations

Most of the Company’s cogeneration unit purchases for the years ended December 31, 2015 and 2014 were from one vendor (see “Note 10 - Related parties”). The Company believes there are sufficient alternative vendors available to ensure a constant supply of cogeneration units on comparable terms. However, in the event of a change in suppliers, there could be a delay in obtaining units which could result in a temporary slowdown of installing additional income producing sites. In addition, the majority of the Company’s units are installed and maintained by the noncontrolling interest holder or maintained by Tecogen Inc., or Tecogen (see Note 10 - Related parties). The Company believes there are sufficient alternative vendors available to ensure a constant supply of maintenance and installation services on comparable terms. However, in the event of a change of vendor, there could be a delay in installation or maintenance services.

Property and Equipment

Property, plant and equipment are stated at cost. Depreciation and amortization are computed using the straight-line method at rates sufficient to write off the cost of the applicable assets over their estimated useful lives. Repairs and maintenance are expensed as incurred.

The Company reviews its energy systems for potential impairment whenever events or changes in business circumstances indicate that the carrying value of the assets may not be fully recoverable or that the useful lives of the assets are no longer appropriate. The Company evaluates the recoverability of its long-lived assets when potential impairment is indicated by comparing the remaining net book value of the assets to the estimated future undiscounted cash flows attributable to such assets. The useful life of the Company’s energy systems is the lesser of the economic life of the asset or the term of the underlying contract with the customer, typically 12 to 15 years. If impairment is indicated, the asset is written down to its estimated fair value based on a discounted cash flow analysis. During the years ended December 31, 2015 and 2014, the Company recorded asset impairment losses totaling $618,661 and $526,766, respectively, relating to certain of its energy systems as a result of changing or unexpected conditions with respect to the energy systems which impact the estimated future cash flows. The conditional changes impacting the estimated future cash flows related to these assets resulted from changes in the level of demand for electricity and/or hot water at particular installations, finalization of start-up period customization at particular installations and/or price changes in electrical and natural gas rates, all of which impacted estimated future cash flows.

The Company receives rebates and incentives from various utility companies and governmental agencies which are accounted for as a reduction in the book value of the assets. The rebates are payable from the utility to the Company and are applied against the cost of construction, therefore reducing the book value of the installation. As a reduction of the facility construction costs, these rebates are treated as an investing activity in the statements of cash flows. The rebates received by the Company from the utilities that apply to the cost of construction are one time rebates based on the installed cost, capacity and thermal efficiency of the installed unit and are earned upon the installation and inspection by the utility and are not related to or subject to adjustment based on the future operating performance of the installed units. The rebate agreements with utilities are based on standard terms and conditions, the most significant being customer eligibility and post-installation work verification by a specific date. During 2015 and 2014, the amount of rebates applied to the cost of construction was $32,198 and $27,500, respectively.

Stock Based Compensation

Stock based compensation cost is measured at the grant date based on the estimated fair value of the award and is recognized as an expense in the consolidated statements of operations over the requisite service period. The fair value of stock options granted is estimated using the Black-Scholes option pricing valuation model. The Company recognizes compensation on a straight-line basis over the expected life for each separately vesting portion of the option award. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility is calculated based on the Company’s historic volatility over the expected life of the option grant. The average expected life is estimated using the simplified method for “plain vanilla” options. The simplified method determines the expected life in years based on the vesting period and contractual terms as set forth when the award is made. The Company uses the simplified method for awards of stock-based compensation since it does not have the necessary historical exercise and forfeiture data to determine an expected life for stock options. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. When options are exercised the Company normally issues new shares.

See “Note 7 – Stockholders’ equity” for a summary of the restricted stock and stock option activity under the Company’s stock-based employee compensation plan for the years ended December 31, 2015 and 2014, respectively.

Loss per Common Share

The Company computes basic loss per share by dividing net income (loss) for the period by the weighted average number of shares of common stock outstanding during the period. The Company computes diluted earnings per common share using the treasury stock method. For purposes of calculating diluted earnings per share, the Company considers its shares issuable in connection with convertible debentures, stock options and warrants to be dilutive common stock equivalents when the exercise price is less than the average market price of its common stock for the period. For the year ended December 31, 2015, the Company excluded 14,336,083 anti-dilutive shares resulting from exercise of stock options, warrants and shares issuable in connection with convertible debentures, and for the year ended December 31, 2014, the Company excluded 15,763,083 anti-dilutive shares resulting from exercise of stock options, warrants and unvested restricted stock. All shares issuable for both years were anti-dilutive because of the reported net loss.

Income Taxes

As part of the process of preparing its consolidated financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. This process involves the Company estimating its actual current tax exposure together with assessing temporary differences resulting from differing treatment of items, such as depreciation and certain accrued liabilities for tax and accounting purposes. These differences result in deferred tax assets and liabilities, which are included within the Company’s consolidated balance sheet. The Company must then assess the likelihood that its deferred tax assets will be recovered from future taxable income and to the extent it believes that recovery is not likely, the Company must establish a valuation allowance.

The Company is allowed to recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The amount recognized is the amount that represents the largest amount of tax benefit that is greater than 50.0% likely of being ultimately realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalties (if applicable) on that excess.

The tax years 2011 through 2014 remain open to examination by major taxing jurisdictions to which the Company is subject, which are primarily in the United States, as carry forward attributes generated in years past may still be adjusted upon examination by the Internal Revenue Service or state tax authorities if they are or will be used in a future period. The Company is currently not under examination by the Internal Revenue Service or any other jurisdiction for any tax years. The Company did not recognize any interest and penalties associated with unrecognized tax benefits in the accompanying consolidated financial statements. The Company would record any such interest and penalties as a component of interest expense. The Company does not expect any material changes to the unrecognized benefits within twelve months of the reporting date.

Fair Value of Financial Instruments

The Company’s financial instruments are cash and cash equivalents, short-term investments, accounts receivable, investment securities, accounts payable, convertible debentures and amounts due to/from related parties. The recorded values of cash and cash equivalents, accounts receivable, accounts payable and amounts due to/from related parties approximate their fair values based on their short-term nature. The investment securities and warrant liability are recorded at fair value. The carrying value of the convertible debentures and note payable related party on the balance sheet at December 31, 2015 approximates fair value as the terms approximate those currently available for similar instruments. See “Note 11 - Fair value measurements.”

Reclassification

In our 2014 Consolidated Statement of Cash Flows, certain amounts between Non-cash interest expense and Amortization of convertible debt premium have been reclassified to conform with current year presentation.

New Accounting Pronouncements

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606),” to clarify the principles for recognizing revenue and to develop a common revenue standard for GAAP and the International Financial Reporting Standards. This guidance supersedes previously issued guidance on revenue recognition and gives a five step process an entity should follow so that the entity recognizes revenue that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This new guidance will be effective for our fiscal 2018 reporting period and must be applied either retrospectively during each prior reporting period presented or retrospectively with the cumulative effect of initially applying this guidance recognized at the date of the initial application. Early adoption is not permitted. We are currently evaluating the impact of the adoption of this ASU on our consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15 "Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern". The new standard provides guidance around management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. The new standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Early adoption is permitted. The adoption of this ASU is not expected to have a material impact on our consolidated financial statement.

In November 2015, the FASB issued ASU 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes" to simplify the presentation of deferred income taxes. Under current GAAP, an entity is required to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. The new standard requires deferred tax liabilities and assets to be classified as noncurrent in a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments. The new standard will align the presentation of deferred income tax and liabilities with the International Financial Reporting Standards (IFRS), which requires deferred tax assets and liabilities to be classified as noncurrent in a classified statement of financial position. The amendments take effect for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods.